Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards - EQRx, INC. [Member] - Stock Option Plan [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Stock-Based Compensation (Details) - Schedule of stock option activity for employee and nonemployee awards [Line Items]
Options, Beginning balance
Weighted-Average Exercise Price, Beginning balance (in Dollars per share) | $ / shares
Weighted Average Remaining Contractual Term, Beginning balance
Aggregate Intrinsic Value, Beginning balance (in Dollars) | $
Options, Granted	9,329,963
Weighted-Average Exercise Price, Granted (in Dollars per share) | $ / shares	$ 0.54
Options, Forfeited	(100,000)
Weighted-Average Exercise Price, Forfeited (in Dollars per share) | $ / shares	$ 0.27
Options, Ending balance	9,229,963
Weighted-Average Exercise Price, Ending balance (in Dollars per share) | $ / shares	$ 0.54
Weighted Average Remaining Contractual Term, Ending balance	9 years 8 months 15 days
Aggregate Intrinsic Value, Ending balance (in Dollars) | $	$ 7,726
Options, Vested	166,145
Weighted-Average Exercise Price, Vested (in Dollars per share) | $ / shares	$ 0.35
Weighted Average Remaining Contractual Term, Vested	9.51
Aggregate Intrinsic Value, Vested (in Dollars) | $	$ 172
Options, Vested and expected to vest	9,229,963
Weighted-Average Exercise Price, Vested and expected to vest (in Dollars per share) | $ / shares	$ 0.54
Weighted Average Remaining Contractual Term, Vested and expected to vest	9 years 8 months 15 days
Aggregate Intrinsic Value, Vested and expected to vest (in Dollars) | $	$ 7,726